Other Liabilities - Summary of Accrued Expenses and Other Liabilities Explanatory (Details) $ in Thousands, ₩ in Millions	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 KRW (₩)
Other Liabilities [Line Items]
Other liabilities	₩ 40,140,365	$ 31,852,882	₩ 43,130,482
Other financial liabilities
Other Liabilities [Line Items]
Other liabilities	26,705,246		29,494,402
Other payables
Other Liabilities [Line Items]
Other liabilities	11,730,583		11,175,682
Prepaid card and debit card payables
Other Liabilities [Line Items]
Other liabilities	35,259		33,972
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	3,950,605		2,620,819
Financial guarantee contracts liabilities
Other Liabilities [Line Items]
Other liabilities	46,467		52,603
Deposits for letter of guarantees and others
Other Liabilities [Line Items]
Other liabilities	1,762,482		1,093,680
Domestic exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	1,738,489		5,125,430
Foreign exchange settlement credits
Other Liabilities [Line Items]
Other liabilities	250,138		169,264
Due to trust accounts
Other Liabilities [Line Items]
Other liabilities	5,808,446		7,033,849
Liability incurred from agency relationships
Other Liabilities [Line Items]
Other liabilities	513,621		739,276
Account for agency businesses
Other Liabilities [Line Items]
Other liabilities	241,910		423,798
Dividend payables
Other Liabilities [Line Items]
Other liabilities	3,425		474
Lease liabilities
Other Liabilities [Line Items]
Other liabilities	592,697		578,808
Others
Other Liabilities [Line Items]
Other liabilities	31,124		446,747
Other non-financial liabilities
Other Liabilities [Line Items]
Other liabilities	13,435,119		13,636,080
Other payables
Other Liabilities [Line Items]
Other liabilities	400,407		348,003
Unearned revenue
Other Liabilities [Line Items]
Other liabilities	759,308		656,375
Accrued expenses
Other Liabilities [Line Items]
Other liabilities	900,141		956,461
Deferred revenue on credit card points
Other Liabilities [Line Items]
Other liabilities	243,131		214,053
Withholding taxes
Other Liabilities [Line Items]
Other liabilities	228,119		164,333
Separate account liabilities
Other Liabilities [Line Items]
Other liabilities	10,513,553		11,071,159
Others
Other Liabilities [Line Items]
Other liabilities	₩ 390,460		₩ 225,696